13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2009
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  1450 RALEIGH ROAD, SUITE 220
          CHAPEL HILL, NC 27517


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SENIOR VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis		Chapel Hill, NC		     01/14/2010
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 58
                                        ----------------------

Form 13F Information Table Value Total: 188,845
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3493    42258 SH       Sole                    40883              1375
                                                              3131    37875 SH       Defined                 37875
Activision Blizzard Inc        COM              00507V109     2234   201050 SH       Sole                   194750              6300
                                                              1747   157225 SH       Defined                157225
Aflac Inc.                     COM              001055102     1498    32379 SH       Sole                    31354              1025
                                                              1179    25500 SH       Defined                 25500
Ambac Financial Group, Inc.    COM              023139108       22    26000 SH       Sole                    26000
American Express Co.           COM              025816109     5320   131292 SH       Sole                   127542              3750
                                                              3870    95500 SH       Defined                 95500
Aon Corp.                      COM              037389103     3277    85483 SH       Sole                    82883              2600
                                                              2348    61250 SH       Defined                 61250
Apollo Group Inc. - Cl A       COM              037604105     3515    58016 SH       Sole                    56541              1475
                                                              2290    37800 SH       Defined                 37800
Automatic Data Proc            COM              053015103     2831    66116 SH       Sole                    64041              2075
                                                              2219    51825 SH       Defined                 51825
Avon Products Inc.             COM              054303102     6028   191351 SH       Sole                   185401              5950
                                                              4207   133550 SH       Defined                133550
Bank Of America Corp.          COM              060505104      297    19700 SH       Sole                    19700
Becton Dickinson & Co.         COM              075887109     2787    35341 SH       Sole                    34216              1125
                                                              2425    30750 SH       Defined                 30750
Berkshire Hathaway - Cl A      COM              084670108    16070      162 SH       Sole                      162
                                                              5158       52 SH       Defined                    52
Berkshire Hathaway - Cl B      COM              084670207     4811     1464 SH       Sole                     1408                56
Charles & Colvard Ltd.         COM              159765106       12    10000 SH       Sole                    10000
Chesapeake Energy Corp.        COM              165167107     3201   123704 SH       Sole                   119879              3825
                                                              2487    96100 SH       Defined                 96100
Cisco Systems Inc.             COM              17275R102     4367   182419 SH       Sole                   176569              5850
                                                              3492   145875 SH       Defined                145875
Coach, Inc.                    COM              189754104     5375   147145 SH       Sole                   142695              4450
                                                              4181   114450 SH       Defined                114450
Colgate-Palmolive              COM              194162103     2031    24725 SH       Sole                    23975               750
                                                              1592    19375 SH       Defined                 19375
Diageo plc - ADR               COM              25243Q205     3938    56737 SH       Sole                    54887              1850
                                                              3295    47475 SH       Defined                 47475
ITT Educational Services, Inc. COM              45068B109     3426    35700 SH       Sole                    34650              1050
                                                              2545    26525 SH       Defined                 26525
Intuit, Inc.                   COM              461202103     3113   101300 SH       Sole                    98225              3075
                                                              2362    76875 SH       Defined                 76875
Mastercard Inc.                COM              57636Q104     3533    13803 SH       Sole                    13378               425
                                                              3117    12175 SH       Defined                 12175
Medtronic Inc.                 COM              585055106     3259    74112 SH       Sole                    71937              2175
                                                              2375    54000 SH       Defined                 54000
Microsoft Corp.                COM              594918104     1937    63566 SH       Sole                    61516              2050
                                                              1554    50975 SH       Defined                 50975
Monsanto Co.                   COM              61166W101     4247    51950 SH       Sole                    50450              1500
                                                              3088    37775 SH       Defined                 37775
Oracle Corp.                   COM              68389X105     4635   188942 SH       Sole                   183167              5775
                                                              3708   151175 SH       Defined                151175
Praxair Inc.                   COM              74005P104     4868    60614 SH       Sole                    58689              1925
                                                              3489    43450 SH       Defined                 43450
Republic Services Inc.         COM              760759100     4961   175225 SH       Sole                   170350              4875
                                                              3471   122600 SH       Defined                122600
United Technologies Corp.      COM              913017109     3203    46147 SH       Sole                    44597              1550
                                                              2898    41750 SH       Defined                 41750
XTO Energy Inc.                COM              98385X106     1552    33350 SH       Sole                    32275              1075
                                                              1256    27000 SH       Defined                 27000
Zimmer Holdings Inc.           COM              98956P102     2924    49475 SH       Sole                    47900              1575
                                                              2595    43900 SH       Defined                 43900